NOTE 11 - Discontinued Operations (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
NOTE 11 - Discontinued Operations

NOTE 11 - Discontinued Operations

In March 2013, management decided to exit the health care provider business and change the Company's strategy in order to focus on its interior design business. Accordingly, the financial statements have been presented in accordance with ASC 205-20, Discontinued Operations.

The following table illustrates the reporting of the discontinued operations included in the Statements of Operations for the periods ended June 30, 2013 and 2012:

	Six Months Ended June 30,
	2013	2012

Patient Service Revenue (net of contractual allowances and discounts)	$109,463	$4,294,812
Operating expenses:
Cost of services-physicians	225,964	2,054,757
General and administrative	211,530	3,033,497
Total operating expenses	437,494	5,088,254
Other income (expenses)
Interest expense, net	—	(6,794)
Gain on sale of assets	—	6,500,000
Total other income (expenses)	—	6,493,206
Income (loss) on discontinued operations	$(328,031)	$5,699,764